Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of Components of Property and Equipment and Total Accumulated Depreciation
Components of property and equipment and total accumulated depreciation at December 31, 2015 and 2014 are as follows:

	2015	2014

Land and improvements	$1,998,817	$1,625,879
Buildings and improvements	4,504,364	3,891,557
Furniture and equipment	3,085,904	2,820,417
	9,589,085	8,337,853
Less accumulated depreciation	(4,256,019)	(3,969,264)
	$5,333,066	$4,368,589

Schedule of Operating Leases
Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2015, and leases expected to renew, pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2016	$39,250
2017	29,900
2018	29,900
2019	29,900
2020	32,704
$161,654